Employee Benefits - Schedule of Employee Welfare Benefits Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Employee Welfare Benefits Expenses [Abstract]
Medical and welfare defined contribution plan	¥ 8,381	¥ 11,688	¥ 16,172
Other employee benefits	31	45	87
Total	¥ 8,412	¥ 11,733	¥ 16,259